Related party transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions
Related party transactions

31. Related party transactions

Principles of related party compensation

The Company’s current remuneration structure is largely comprised of fixed remuneration and long-term performance-based incentives, which we believe to be appropriate for a business of our size and nature. The Company is currently reviewing its company-wide remuneration framework, including executive remuneration, to align with our growth strategy, principles and best practice.

Directors’ remuneration

	Short term			Post-employment	Other long term	Share-based payments
	Salary & fees	Cash bonus & non-monetary benefits	Annual leave accrual(1)	Super- annuation	Long service leave accrual(2)	Salary & fees	Historical debt extinguishment & share restitution(3)	Total
Total directors	666,402	-	4,631	34,146	22,069	96,006	1,247,343	2,070,597

(1)	Represents accounting adjustments for accrued annual leave.

(2)	In accordance with AASB 119 Employee benefits, long service leave is classified as other long-term employee benefits.

(3)	Refer Note 30.

Shares issued

There were 13,340 shares issued to related parties of the Group as shared based payments in lieu of cash to settle certain liabilities (refer Note 21).

Related Party	Nature of liability	Fair value of liability $	Number of shares
Collin Visaggio	Unpaid director’s fees	73,333	10,254
John Chegwidden	Unpaid director’s fees	29,340	3,176
		102,673	13,430

There were 113,910 shares issued to related parties of the Group pursuant to the extinguishment of debt and the reinstatement of shares previously cancelled (refer Note 30).

Related Party	Nature of liability	Fair value of liability $	Number of shares
Collin Visaggio	Unpaid director’s fees	182,092	16,629
Gavin Burnett	Unpaid salary and other employee entitlements	169,444	15,474
Gavin Burnett	Reinstatement of shares previously cancelled	316,287	28,884
Melvin Tan	Unpaid salary and other employee entitlements	579,520	52,923
		1,247,343	113,910

There are otherwise no transactions between the Group and other related parties requiring disclosure.

Shares held by Directors

The movement during the reporting period in the number of ordinary shares in Locafy Limited held, directly, indirectly or beneficially, by directors, including their related parties, is as follows:

Shares held by Directors as at 1 July 2023	286,328
Received on exercise of performance rights	-
Other changes (1)	(22,824)
Shares held by Directors as at 30 June 2024	263,504
Share based payments	13,430
Debt extinguishment	85,026
Share restitution	28,884
Other changes (1)	(17,358)
Shares held by Directors as at 30 June 2025	373,486

(1)	Other changes represent shares that were purchased or sold during the year.